BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2023	2023	2022
Numerator:
Profit attributable to Eltek Ltd shareholders	6,353	3,194	5,039

Denominator:
Denominator for basic profit per share weighted-average number of shares outstanding	5,902,447	5,847,911	5,840,357
Effect of diluting securities:
Employee share options	54,041	-	28,205

Denominator for diluted profit per share - adjusted weighted average shares and assumed exercises	5,956,488	5,847,911	5,868,562